Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Principal Amount	Fair Value
CORPORATE BONDS - 12.46%
Communications - 3.89%

AMC Entertainment Holdings Inc, 7.50%, 02/15/2029	$6,890,000	$4,444,050
Charter Communications Operating Capital, 3.500%, 03/01/2042	5,000,000	3,453,290
CommScope Inc, 8.25%, 03/01/2027	2,958,000	1,405,050
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026(a)	2,000,000	145,000
DISH Network Corp, 11.75%, 11/15/2027	2,000,000	2,082,500
Level 3 Financing Inc, 10.50%, 05/15/2030	2,000,000	1,990,000
		13,519,890
Consumer Discretionary - 1.91%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(a)	4,195,000	3,990,494
RR Donnelley & Sons Co., 8.250%, 07/01/2027(a)	935,000	926,557
RR Donnelley & Sons Co., 9.750%, 07/31/2028(a)	1,730,000	1,734,325
		6,651,376
Consumer Staples - 3.14%

Altria Group, Inc., 4.250%, 08/09/2042	10,614,000	8,708,129
BAT Capital Corp., 3.7340%, 09/25/2040	3,000,000	2,224,334
		10,932,463
Energy - 0.95%

Transocean Inc., 7.450%, 04/15/2027	3,573,000	3,322,890

Financials - 1.52%

Credit Suisse AG, 0.000% (Variable Rate), 07/31/2030(h)	10,000	8,052
Credit Suisse AG, 0.000% (Variable Rate), 10/30/2030(h)	420,000	273,147
Morgan Stanley, 0.000% (Variable Rate), 04/30/2030(h)	25,000	16,988
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030(h)	80,000	51,958
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030(h)	80,000	53,857
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033(h)	428,000	254,783
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033(h)	266,000	158,599
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034(h)	478,000	286,114
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034(h)	302,000	179,398
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034(h)	66,000	39,140
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034(h)	89,000	54,341
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034(h)	460,000	268,319
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034(h)	25,000	14,536
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034(h)	171,000	102,684
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034(h)	319,000	191,138
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034(h)	32,000	19,098
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034(h)	641,000	376,965
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034(h)	256,000	153,927
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035(h)	244,000	142,944
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035(h)	36,000	20,850
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035(h)	641,000	375,763
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036(h)	61,000	34,764
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036(h)	10,000	6,085
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036(h)	40,000	24,197
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036(h)	2,289,000	1,423,282
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036(h)	40,000	24,323
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036(h)	103,000	61,795
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037(h)	224,000	133,552
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037(h)	747,000	453,239
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037(h)	40,000	23,654

Annual Report | January 31, 2024	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Principal Amount	Fair Value
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037(h)	$25,000	$16,065
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037(h)	58,000	34,715
		5,278,272
Leisure Facilities & Services - 0.03%

Selina Hospitality PLC, 6.000%, 11/01/2026(a)	7,539,000	117,608

Materials - 0.25%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	875,600

Real Estate - 0.60%

China Evergrande Group, 8.250%, 03/23/2022(b)(e)	13,307,000	149,704
China Evergrande Group, 9.500%, 04/11/2022(b)(e)	2,253,000	25,346
China Evergrande Group, 11.500%, 01/22/2023(b)(e)	6,500,000	73,125
China Evergrande Group, 10.000%, 04/11/2023(b)(e)	7,018,000	78,953
China Evergrande Group, 7.500%, 06/28/2023(b)(e)	15,065,000	169,481
China Evergrande Group, 12.000%, 01/22/2024(b)(e)	5,701,000	64,136
China Evergrande Group, 9.500%, 03/29/2024(b)(e)	10,811,000	121,624
China Evergrande Group, 10.500%, 04/11/2024(b)(e)	17,000,000	191,250
China Evergrande Group, 8.750%, 06/28/2025(b)(e)	108,930,000	1,225,463
		2,099,082
Technology - 0.16%

RRD Parent Inc., 10.000%, 10/15/2031(a)	192,992	334,353
UNISYS Corp, 6.875%, 11/01/2027(a)	249,000	226,590
		560,943

TOTAL CORPORATE BONDS		43,358,124
(Cost $69,636,207)

	Principal Amount	Fair Value
SENIOR LOANS - 18.74%
Commercial Services - 0.07%

Travel Port Finance (Luxembourg) S.A R.L, TL, First Lien Term Loan, TSFR3M + 7.5%, 05/29/2026	396,348	254,653
		254,653
Consumer Discretionary - 12.07%

NPC International, Inc., Second Lien Term Loan, 3M US L + 7.5%, 04/18/2025(i)	605,000	-
24 Hour Fitness Worldwide, Inc., First Lien Term Loan, TSFR3M + 5.000%, 12/29/2025(b)	292,740	131,733
R.R. Donnelley & Sons Company, First Lien Term B Loan, TSR1M + 7.250%, 03/17/2028(a)	9,435,629	9,487,242
Chinos Intermediate 2 LLC, Term Loan, TSFR3M + 10% + 8%, 09/10/2027	4,981,514	5,062,464
The GEO Group, Inc., Term Loan, TSFR1M + 7.125%, 3/23/2027	9,819,405	10,052,616
Wok Holdings Inc., First Lien Term Loan, TSFR3M + 6.5%, 03/01/2026	7,142,971	7,097,042
Peloton Interactive, First Lien Term Loan, TSFR1M + 7.100%, 05/25/2027	3,969,874	4,016,202
ClubCorp Holdings Inc, Term Loan, 1M SOFR + 5%, 09/18/2026	6,201,000	6,135,889
		41,983,188

20

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Principal Amount	Fair Value
Consumer Staples - 0.42%

Moran Foods LLC, First Lien Term Loan, TSFR3M + 7.250%, 06/30/2026	$927,417	$833,132
Moran Foods 1st Lien A&R 2023 FLFO PIK Term Loan, TSFR3M +7.250%, 06/30/2026(i)	475,001	-
Moran Foods 1st Lien A&R 2023 FLSO PIK Term Loan, TSFR3M + 7.250%, 12/31/2026	871,493	634,011
		1,467,143
Consumer, Non-cyclical - 1.99%(d)

Revlon Intermediate Holdings IV LLC, Term Loan, 1M SOFR + 6.875%, 05/02/2028	6,889,000	6,923,445

Energy - 0.00%(d)

GMP Borrower LLC, First Lien Term Loan, TSFR3M + 4.500%, 10/28/2027	15,052	14,036

Industrials - 2.38%

American Airlines Group Inc, Term Loan, 1M SOFR + 3.5%, 05/29/2029	5,000,000	5,000,525
Multi-Color Corp, Term Loan, 1M SOFR + 5%, 10/29/2028	3,445,000	3,279,399
		8,279,924
Information Technology - 1.79%(d)

Diebold Nixdorf Inc, Term Loan, 1M SOFR + 7.55%, 08/11/2028	6,000,000	6,212,490

Materials - 0.03%

CPC Acquisition Corp., Second Lien Term Loan, TSFR3M + 7.750%, 12/29/2028	175,000	88,025

TOTAL SENIOR LOANS		65,222,904
(Cost $65,875,195)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 2.62%
Sovereign - 2.62%

Ukraine Government International Bond, 7.750%, 09/01/2025(b)(e)	5,592,000	1,579,740
Ukraine Government International Bond, 7.750%, 09/01/2026(b)(e)	402,000	103,515
Ukraine Government International Bond, 7.750%, 09/01/2027(b)(e)	2,820,000	726,150
Ukraine Government International Bond, 6.750%, 06/20/2028(b)(e)	805,000	213,038
Ukraine Government International Bond, 7.750%, 09/01/2028(b)(e)	3,462,000	891,465
Ukraine Government International Bond, 7.750%, 09/01/2029(b)(e)	11,534,000	2,970,004
Ukraine Government International Bond, 9.750%, 11/01/2030(b)(e)	4,146,000	1,119,420
Ukraine Government International Bond, 6.876%, 05/21/2031(b)(e)	1,464,000	325,740
Ukraine Government International Bond, 7.375%, 09/25/2034(b)(e)	2,011,000	477,613
Ukraine Government International Bond, 7.253%, 03/15/2035(b)(e)	2,239,000	531,763
Ukraine Government International Bond, 0.000%, 08/01/2041(b)(e)	364,000	168,350

TOTAL SOVEREIGN DEBT OBLIGATIONS		9,106,798
(Cost $10,578,207)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES - 1.10%
Federal National Mortgage Association (FNMA) - 1.10%

FNMA, 3.000%, 06/25/2052	6,059,485	937,335
FNMA, 3.000%, 07/25/2052	7,292,892	936,136

Annual Report | January 31, 2024	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Principal Amount	Fair Value
FNMA, 3.000%, 10/25/2052	$2,425,279	$403,237
FNMA, 3.000%, 10/25/2052	8,779,641	1,564,448

TOTAL MORTGAGE-BACKED SECURITIES		3,841,156
(Cost $3,654,932)

	Shares	Fair Value
COMMON STOCK - 4.74%

Communication Services - 1.28%

Hwh International Inc	2,660	3,139
Weibo Corp	547,913	4,438,095
		4,441,234
Consumer Discretionary - 0.11%

24 Hour Fitness Worldwide(f)	306,005	2,448
Arbe Robotics, Ltd.(f)	68,769	133,412
e.GO Mobile SE	5,900	1,982
Everyware Global(i)	43,777	-
Polestar Automotive Holding UK PLC	116,698	253,235
		391,077
Consumer Staples - 0.01%

Benson Hill, Inc.(f)	136,711	23,542
Moran Foods LLC(i)	3,699,885	-
		23,542
Energy - 0.06%

Drilling Tools International Corp(f)	4,519	13,489
Granite Ridge Resources Inc	33,264	182,287
		195,776
Health Care - 0.20%

Compass Pathways PLC(f)	61,188	689,589
		689,589
Industrials - 0.83%

Harvey Gulf Intl. Marine	24,044	661,210
The GEO Group, Inc.(f)	200,119	2,225,323
		2,886,533
Information Technology - 0.08%

Compass Pathways PLC(f)	121,159	281,089
		281,089
Materials - 0.68%

Covia Holdings	169,353	2,370,942
		2,370,942
Real Estate - 0.63%

Star Holdings(f)	188,549	2,185,283
		2,185,283
Technology - 0.70%

Bitcoin Depot Inc.(f)	6,924	15,094
IQOR(f)	4,941	4,531
Pagseguro Digital, Ltd.(f)	177,852	2,288,956
		2,308,581

22

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
Utilities - 0.20%

Alternus Clean Energy Inc	9,912	$10,209
Longview Power LLC	61,813	695,396

TOTAL COMMON STOCK		16,479,251
(Cost $15,877,573)

	Shares	Fair Value
CLOSED END FUNDS - 28.07%
Alternative - 3.26%

Blackrock ESG Capital Allocation Trust	410,267	6,728,379
Destra Multi-Alternative Fund(f)	56,768	416,109
VGI Partners Global Investments, Ltd.	3,653,052	4,206,017
		11,350,505
Equity - 13.54%

ASA Gold and Precious Metals Ltd	163,658	2,384,497
abrdn Emerging Markets Equity Income Fund, Inc.	1,818	8,745
Aberdeen Global Dynamic Dividend Fund	634	5,839
Aberdeen Japan Equity Fund, Inc.	46,838	278,218
abrdn Standard Global Infrastructure Income Fund	9,471	164,322
Adams Diversified Equity Fund, Inc.	42,645	774,433
BlackRock Health Services Term Trust	19,805	305,195
BlackRock Science & Technology Trust II	9,706	164,905
BlackRock Innovation & Growth Trust	330,506	2,505,235
ClearBridge MLP & Midstream Fund, Inc.	83,316	3,423,454
ClearBridge Energy Midstream Opportunity Fund, Inc.	136,303	4,891,915
ClearBridge Energy MLP Total Return Fund Inc.	69,138	2,583,687
GAMCO Natural Resources Gold & Income Trust	17,606	87,150
Japan Smaller Capitalization Fund, Inc.	7,794	59,079
Kayne Anderson Energy Infrastructure Fund, Inc.	17,515	151,505
Korea Fund, Inc.	26,272	567,212
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund(f)	64	481
MainStay CBRE Global Infrastructure Megatrends Term Fund	74,080	957,854
Miller/Howard High Dividend Fund	293,928	3,100,940
Neuberger Berman MLP & Energy Income Fund, Inc.	162,550	1,087,460
Neuberger Berman Next Generation Connectivity Fund, Inc.	165,408	1,862,494
Platinum Capital, Ltd.	505,958	429,855
Nuveen Real Asset Income and Growth Fund	25	293
Principal Real Estate Income Fund	51,780	511,069
Taiwan Fund, Inc.	3,223	116,544
Tekla Healthcare Investors(f)	22,254	381,211
Tekla Life Sciences Investors(f)	37,835	519,096
Tortoise Energy Infrastructure Fund, Inc.	13,232	383,331
Tortoise Midstream Energy Fund, Inc.	50,952	1,772,111
Tortoise Pipeline & Energy Fund, Inc.	7,027	202,237
Tortoise Energy Independence Fund, Inc.	16,435	474,421
Voya Emerging Markets High Dividend Equity Fund	55,342	278,924
Voya Infrastructure Industrials and Materials Fund	27,597	274,866
MFF Capital Investments, Ltd.	3,139,201	6,878,658
WCM Global Growth, Ltd.	392,373	355,235

Annual Report | January 31, 2024	23

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
WAM Global Ltd	3,577,961	$4,741,602
Hearts and Minds Investments, Ltd.	836,372	1,443,090
Pengana International Equities, Ltd.	4,054,812	2,979,386
		47,106,549
Fixed Income - 7.02%

AllianceBernstein National Municipal Income Fund	396	4,293
BNY Mellon Municipal Income, Inc.	6,580	42,967
BlackRock Virginia Municipal Bond Trust	105	1,132
BlackRock California Municipal Income Trust	173,997	2,053,165
BlackRock New York Municipal Income Trust	2,297	24,210
BlackRock MuniHoldings Fund, Inc.	2,264	26,964
BlackRock MuniVest Fund Inc	5	35
BlackRock MuniVest Fund II Inc	146	1,567
BlackRock MuniHoldings Quality Fund II	310	3,063
BlackRock MuniHoldings California Quality Fund, Inc.	8,425	93,855
BlackRock MuniYield Michigan Quality Fund, Inc.	3,741	42,535
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	3,842	44,414
BlackRock MuniHoldings New York Quality Fund, Inc.	1,803	19,130
BlackRock MuniYield New York Quality Fund, Inc.	401	4,102
BlackRock MuniYield Pennsylvania Quality Fund, Inc.	4,708	55,696
BNY Mellon High Yield Strategies Fund	3,413	7,986
BNY Mellon Strategic Municipal Bond Fund, Inc.	200	1,138
Brookfield Real Assets Income Fund, Inc.	1,657	21,574
DWS Municipal Income Trust	4,456	40,104
DWS Strategic Municipal Income Trust	228	2,027
Eaton Vance California Municipal Income Trust	14,728	158,031
Eaton Vance New York Municipal Bond Fund	144,910	1,418,669
Eaton Vance California Municipal Bond Fund	59,833	559,439
Ellsworth Growth and Income Fund, Ltd.	85,672	677,666
Federated Hermes Premier Municipal Income Fund	15,998	176,618
Invesco Trust for Investment Grade New York Municipals	17,462	184,399
Invesco Municipal Opportunity Trust	20	191
Invesco California Value Municipal Income Trust	311	3,023
Invesco Pennsylvania Value Municipal Income Trust	11,626	117,655
MFS Investment Grade Municipal Trust	16,613	124,764
MFS High Income Municipal Trust	2,068	7,403
MFS High Yield Municipal Trust	17,755	58,592
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	415,578	1,911,659
Neuberger Berman Municipal Fund, Inc.	1,548	15,844
New America High Income Fund, Inc.	27,003	197,932
Nuveen Massachusetts Quality Municipal Income Fund	788	8,400
Nuveen Arizona Quality Municipal Income Fund	1	11
Nuveen AMT-Free Quality Municipal Income Fund	1,548	17,074
Nuveen New York Quality Municipal Income Fund	1,060	11,660
Nuveen California Quality Municipal Income Fund	39,251	433,331
Nuveen New Jersey Quality Municipal Income Fund	92,993	1,111,266
Nuveen Municipal Credit Income Fund	193	2,295

24

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
Nuveen Core Plus Impact Fund	196,587	$2,052,368
Nuveen Variable Rate Preferred and Income Fund	20	345
Nuveen Pennsylvania Quality Municipal Income Fund	71,523	836,819
PIMCO Energy & Tactical Credit Opportunities Fund	254,162	4,910,410
Pioneer Municipal High Income Opportunities Fund, Inc.	22,790	244,081
Pioneer Municipal High Income Advantage Fund, Inc.	961	7,630
Pioneer Municipal High Income Fund, Inc.	108,304	933,580
Templeton Global Income Fund	201,064	770,075
Tortoise Power and Energy Infrastructure Fund, Inc.	38,110	538,494
Western Asset Managed Municipals Fund, Inc.	2,791	28,217
Western Asset Intermediate Muni Fund, Inc.	18,474	143,728
NB Global Corporate Income Trust	4,322,827	4,282,357
		24,433,983
Mixed Allocation - 4.25%

Blackrock Capital Allocation Trust	67,260	1,029,751
Ecofin Sustainable and Social Impact Term Fund	37,011	420,630
Nuveen Multi-Asset Income Fund	404,273	4,903,831
Tekla Healthcare Opportunities	207	3,759
Pershing Square Holdings, Ltd.	175,609	8,429,232
Voya Global Advantage and Premium Opportunity Fund	260	2,220
		14,789,423

TOTAL CLOSED END FUNDS		97,680,460
(Cost $88,454,594)

	Shares	Fair Value
INVESTMENT TRUST - 8.50%
Alternative - 1.93%

Bitwise 10 Crypto Index Fund(g)(f)	312,202	6,712,343

Equity - 6.56%

European Opportunities Trust PLC	1,328,993	14,585,440
JPMorgan Mid Cap Investment Trust PLC	3,263	38,871
Herald Investment Trust PLC(f)	2,610	65,425
Schroder UK Mid Cap Fund PLC	570,790	4,079,758
BlackRock Smaller Companies Trust PLC	71,210	1,205,664
Henderson Opportunities Trust PLC	111,656	1,410,062
The European Smaller Companies Turst PLC	2,626	5,309
Schroder British Opportunities Trust PLC(f)	1,453,746	1,446,230
		22,836,759
Mixed Allocation - 0.01%

Aberdeen Diversified Income and Growth Trust PLC	7,080	7,187
Citadel Income Fund	10,219	18,622
		25,809

TOTAL INVESTMENT TRUST		29,574,911
(Cost $24,214,356)

Annual Report | January 31, 2024	25

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
PREFERRED STOCK - 0.88%
Consumer Discretionary - 0.28%

HAAT Delivery Ltd. Preferred Seed-1(c)(f)	64,188	$988,495

Entertainment Facilities - 0.00%(d)

24 Hour Fitness Worldwide, Inc.(f)	407,959	4,080

Transportation - 0.60%

G-ILS Transportation Ltd. Preferred B-3 Shares(c)(f)	1,332	2,079,252

TOTAL PREFERRED STOCK		3,071,827
(Cost $3,709,436)

Fair Value
PARTICIPATION AGREEMENT - 0.28%

Caesars Entertainment, Inc (Covid Insurance Claim)(c)(f)(g)	959,668

TOTAL PARTICIPATION AGREEMENT	959,668
(Cost $2,320,000)

Fair Value
PRIVATE FUND - 11.37%

Stone Ridge Opportunities Fund Feeder LP(f)	39,566,180

TOTAL PRIVATE FUND	39,566,180
(Cost $29,527,000)

	Shares	Fair Value
UNIT TRUST - 4.73%

Grayscale Ethereum Classic Trust(g)(f)	1,303,987	16,448,492

TOTAL UNIT TRUST		16,448,492
(Cost $8,581,983)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 1.86%

Bellevue Life Sciences Acquisition Corp.(f)	14,638	155,095
Blue Ocean Acquisition Corp.(f)	32,372	354,150
Blue World Acquisition Corp.(f)	51,687	574,243
Deezer SA(f)	8,179	18,606
Digital World Acquisition Corp., Class B(c)(f)	25,893	880,880
DUET Acquisition Corp.(f)	5,996	65,806
Fat Projects Acquisition Corp., Class B(c)(f)(i)	4,886	-
Goldenstone Acquisition, Ltd.(f)	5,405	58,698
Integrated Rail and Resources Acquisition Corp.(f)	150,756	1,669,623
Integrated Wellness Acquisition Corp.(f)	56,343	634,140
Investcorp Europe Acquisition Corp. I(f)	25,441	282,268
Israel Acquisitions Corp.(f)	8,683	93,082
Kismet Acquisition Two Corp.(f)	38,662	423,349
Nogin, Inc.(f)	11,264	164
Pegasus Digital Mobility Acquisition Corp., Class B(c)(f)	4,456	5,169

26

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
Screaming Eagle Acquisition Corp.(f)	35,534	$377,371
Slam Corp.(f)	26,398	287,210
Valuence Merger Corp. I(f)	54,174	606,208

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		6,486,062
(Cost $5,477,035)

	Contracts	Fair Value
WARRANTS - 0.14%

10X Capital Venture Acquisition Corp. III, Expires 12/31/2027, Strike Price $11.50	55,754	3,234
A SPAC I Acquisition Corp., Expires 05/21/2027, Strike Price $11.50(i)	1	-
A SPAC II Acquisition Corp., Expires 05/03/2027, Strike Price $11.50	34,421	396
Achari Ventures Holdings Corp. I, Expires 08/05/2026, Strike Price $11.50	38,384	867
Agrinam Acquisition Corp., Expires 06/30/2027, Strike Price $11.50	19,798	99
Airship AI Holdings Inc, Expires 12/31/2028, Strike Price $11.50	20,143	1,108
Allurion Technologies Inc, Expires 08/02/2030, Strike Price $11.50	16,492	4,949
Alset Capital Acquisition Corp., Expires 02/02/2027, Strike Price $11.50	13,297	641
Andretti Acquisition Corp., Expires 03/23/2028, Strike Price $11.50	24,523	9,807
AP Acquisition Corp., Expires 12/07/2026, Strike Price $11.50	9,857	246
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50	3,981	229
Arisz Acquisition Corp., Expires 11/16/2026, Strike Price $11.50	34,348	4,249
Armada Acquisition Corp. I, Expires 08/13/2026, Strike Price $11.50(i)	19	-
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50	36,968	1,146
Atlantic Coastal Acquisition Corp. II, Expires 06/02/2028, Strike Price $11.50	80,774	4,806
Ault Disruptive Technologies Corp., Expires 06/20/2028, Strike Price $11.50	18,483	525
Aura FAT Projects Acquisition Corp., Expires 06/02/2027, Strike Price $11.50	58,439	882
Aurora Technology Acquisition Corp., Expires 02/07/2028, Strike Price $11.50	63,578	642
Banyan Acquisition Corp., Expires 09/30/2028, Strike Price $11.50	45,560	18,452
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50	36,968	2,211
Bellevue Life, Sciences Acquisi, Expires 02/10/2028, Strike Price $11.50	14,638	189
BenevolentAI, Expires 06/30/2026, Strike Price $11.50	7,014	76
Benson Hill Inc., Expires 03/25/2027, Strike Price $11.50(c)	187,607	403
Bitcoin Depot Inc, Expires 07/03/2028, Strike Price $11.50	116,268	13,266
Bleuacacia, Ltd., Expires 10/30/2026, Strike Price $11.50	100,804	2,515
Blockchain Coinvestors Acquisition Corp. I, Expires 11/01/2028, Strike Price $11.50	93,986	4,774
Blue Ocean Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	16,257	360
Blue World Acquisition Corp., Expires 01/10/2029, Strike Price $11.50	23,302	687
BurTech Acquisition Corp., Expires 12/18/2026, Strike Price $11.50	23,368	2,454
Captivision Inc, Expires 11/16/2028, Strike Price $11.50	43,794	3,394
Cactus Acquisition Corp. 1, Ltd., Expires 02/18/2072, Strike Price $11.50	21,180	911
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50	154,766	1,973
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50	69,120	1,389
Cardio Diagnostics Holdings, Inc., Expires 12/01/2026, Strike Price $11.50	19,933	2,591
Carmell Therapeutics Corp, Expires 07/12/2028, Strike Price $11.50	3,816	730
CARTESIAN GROWTH Corp. II, Expires 07/12/2028, Strike Price $11.50	5,984	957
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50	74,354	4,963
CF Acquisition Corp. VII, Expires 03/15/2026, Strike Price $11.50	4,928	246
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50	33,367	1,335
Chenghe Acquisition Co., Expires 04/28/2027, Strike Price $11.50	400	23
Churchill Capital Corp. VII, Expires 02/29/2028, Strike Price $11.50	26,731	8,821
Cineworld, Expires 11/23/2025, Strike Price $0.04(i)	88,914	-
Clean Earth Acquisitions Corp., Expires 02/24/2028, Strike Price $11.50	49,587	1,983

Annual Report | January 31, 2024	27

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Contracts	Fair Value
ClimateRock, Expires 06/01/2027, Strike Price $11.50	11,778	$406
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50	25,741	3,604
Concord Acquisition Corp. III, Expires 12/31/2028, Strike Price $11.50	54,452	4,084
Conduit Pharmaceuticals Inc, Expires 02/03/2027, Strike Price $11.50	51,468	3,603
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50	38,488	2,694
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	41,045	4,593
Deezer, SA, Expires 06/07/2027, Strike Price $11.50	95,238	103
Denali Capital Acquisition Corp., Expires 04/07/2027, Strike Price $11.50	27,621	1,533
DHC Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	25,249	706
Digital Health Acquisition Corp., Expires 11/02/2026, Strike Price $11.50	17,736	1,951
Distoken Acquisition Corp., Expires 03/30/2028, Strike Price $11.50	5,841	91
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	5,996	180
Engene Holdings Inc, Expires 8/28/2028, Strike Price $11.50	7,393	5,988
Energem Corp., Expires 02/18/2072, Strike Price $11.50	45,714	857
Energy Transition Partners BV, Expires 07/16/2026, Strike Price $11.50	16,852	4,553
ESGEN Acquisition Corp., Expires 03/14/2029, Strike Price $11.50	61,117	5,531
Eureking SA, Expires 05/12/2027, Strike Price $11.50	59,955	3,888
EVe Mobility Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	27,110	952
Everest Consolidator Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	50,492	5,276
Evergreen Corp., Expires 02/15/2027, Strike Price $11.50	70,092	2,313
ExcelFin Acquisition Corp., Expires 10/25/2028, Strike Price $11.50	22,349	670
Fat Projects Acquisition Corp., Expires 08/31/2026, Strike Price $11.50	37,947	417
FG Acquisition Corp., Expires 04/05/2030, Strike Price $11.50	25,263	27,789
FG Merger Corp, Expires 05/15/2028, Strike Price $11.50	1,112	11
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50(i)	6,820	-
Financials Acquisition Corp., Expires 04/04/2027, Strike Price $11.50	28,696	1,091
Finnovate Acquisition Corp., Expires 09/30/2026, Strike Price $11.50	71,462	715
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	343
Flame Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	2,704	6,760
flyExclusive Inc, Expires 5/28/2028, Strike Price $11.50	27,981	8,031
Fortune Rise Acquisition Corp., Expires 12/06/2027, Strike Price $11.50	15,616	504
Four Leaf Acquisition Corp, Expires 5/12/2028, Strike Price $11.50	3,750	122
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50	27,108	3,253
Future Health ESG Corp., Expires 09/09/2026, Strike Price $11.50	37,402	1,126
FutureTech II Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	48,383	1,246
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	6,030	121
GigCapital5, Inc., Expires 12/31/2028, Strike Price $11.50	3,954	96
Global Blockchain Acquisition Corp., Expires 05/10/2027, Strike Price $11.50	40,470	567
Global Technology Acquisition Corp. I, Expires 07/13/2026, Strike Price $11.50	23,734	1,120
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50	14,771	99
Gores Holdings IX, Inc., Expires 01/14/2029, Strike Price $11.50	40,512	7,108
HCM ACQUISITION Corp., Expires 12/31/2027, Strike Price $11.50	10,493	409
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50	18,681	668
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	427
HNR Acquisition Corp., Expires 07/29/2028, Strike Price $11.50	44,874	2,695
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50	2,402	120
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,058	446
Integrated Rail and Resources Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	48,874	3,316
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	1,475	44
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50	24,645	4,436
Investcorp India Acquisition Corp., Expires 06/28/2027, Strike Price $11.50	37,472	1,696
Iris Acquisition Corp., Expires 03/05/2026, Strike Price $11.50	27,683	830
Israel Acquisitions Corp., Expires 02/28/2028, Strike Price $11.50	8,683	656
IX Acquisition Corp., Expires 11/24/2026, Strike Price $11.50	112	3
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	813

28

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Contracts	Fair Value
Kairous Acquisition Corp. ltd, Expires 09/15/2026, Strike Price $11.50	6,746	$57
Kernel Group Holdings, Inc., Expires 01/31/2027, Strike Price $11.50	1,326	53
Keyarch Acquisition Corp., Expires 07/25/2028, Strike Price $11.50	24,350	528
LAMF Global Ventures Corp. I, Expires 11/05/2026, Strike Price $11.50	63,179	1,895
LatAmGrowth SPAC, Expires 01/25/2028, Strike Price $11.50	37,849	757
LeddarTech Holdings Inc, Expires 12/21/2028, Strike Price $11.50	21,521	1,937
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	22,928	354
Lifezone Metals Ltd, Expires 07/05/2028, Strike Price $11.50	52,557	25,030
Metal Sky Star Acquisition Corp., Expires 04/01/2027, Strike Price $11.50	40,420	295
Metals Acquisition Ltd, Expires 06/16/2028, Strike Price $11.50	8,612	19,635
Mountain & Co. I Acquisition Corp., Expires 11/04/2026, Strike Price $11.50	62,660	2,538
New Energy One Acquisition Corp. PLC, Expires 03/07/2027, Strike Price $11.50	222,976	63,580
New Horizon Aircraft Ltd, Expires 4/3/2028, Strike Price $11.50	11,690	260
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	773
Nogin Inc., Expires 08/26/2027 Strike Price $11.50	8,372	26
NorthView Acquisition Corp., Expires 08/02/2027, Strike Price $11.50	19,197	612
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	664
Nubia Brand International Corp., Expires 11/16/2026, Strike Price $11.50	29,262	3,787
Nvni Group Ltd, Expires 11/01/2028, Strike Price $11.50	15,665	396
Onyx Acquisition Co. I, Expires 11/30/2028, Strike Price $11.50	24,790	682
Oxus Acquisition Corp., Expires 08/26/2026, Strike Price $11.50	20,287	1,826
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50	76,584	4,595
Patria Latin American Opportunity Acquisition Corp., Expires 03/10/2027, Strike Price $11.50	46,145	1,846
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50	18,484	832
PepperLime Health Acquisition Corp., Expires 01/10/2026, Strike Price $11.50	11,876	375
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Strike Price $11.50	21,939	1,755
Platinum Capital, Ltd., Expires 03/28/2024, Strike Price $11.50	42,880	197
Pono Capital Two, Inc., Expires 09/23/2027, Strike Price $11.50	9,738	341
Power & Digital Infrastructure Acquisition II Corp., Expires 12/14/2028, Strike Price $11.50	87,961	7,037
PowerUp Acquisition Corp., Expires 02/18/2027, Strike Price $11.50	70,545	3,527
PROOF Acquisition Corp. I, Expires 12/03/2028, Strike Price $11.50	20,757	2,672
Psyence Biomedical Ltd, Expires 1/25/2029, Strike Price $11.50	30,398	1,824
RCF Acquisition Corp., Expires 11/10/2026, Strike Price $11.50	31,463	1,730
Redwoods Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	32,327	1,371
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	45,142	2,126
Revelstone Capital Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	53	1
RF Acquisition Corp., Expires 05/01/2028, Strike Price $11.50	19,704	349
Rigel Resource Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	31,854	2,548
Roadzen Inc, Expires 11/30/2028, Strike Price $11.50	55,430	4,390
Rose Hill Acquisition Corp., Expires 10/07/2026, Strike Price $11.50	41,528	789
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50	28,225	1,722
Screaming Eagle Acquisition Corp., Expires 12/15/2027, Strike Price $11.50	22,674	10,658
Selina Hospitality PLC, Expires 10/25/2027, Strike Price $11.50	218,500	1,311
ShoulderUp Technology Acquisition Corp., Expires 11/17/2026, Strike Price $11.50	94,845	3,215
Sizzle Acquisition Corp., Expires 03/12/2026, Strike Price $11.50	43,590	5,226
SMX Security Matters PLC, Expires 03/07/2028, Strike Price $11.50	36,580	293
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	6,161	131
Spectaire Holdings Inc, Expires 12/31/2028, Strike Price $11.50	58,258	1,748
Spree Acquisition Corp. 1, Ltd., Expires 12/22/2028, Strike Price $11.50	20,337	592
Spring Valley Acquisition Corp. II, Expires 02/25/2026, Strike Price $11.50	13,573	1,425
SpringBig Holdings, Inc., Expires 06/14/2027, Strike Price $11.50	24,279	16
Swiftmerge Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	132	9
Syntec Optics Holdings Inc, Expires 11/8/2026, Strike Price $11.50	31,515	3,025
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50	18,073	1,582
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50	52,993	946

Annual Report | January 31, 2024	29

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Contracts	Fair Value
TKB Critical Technologies 1, Expires 10/20/2026, Strike Price $11.50	48,884	$1,833
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50	68,311	1,879
Transition SA, Expires 06/16/2026, Strike Price $11.50	33,822	5,010
United Homes Group, Inc., Expires 01/28/2028, Strike Price $11.50	10,716	9,155
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50	60,778	2,188
VAM Investments Spac BV, Expires 07/27/2026, Strike Price $11.50	12,639	4,644
Vast Solar Pty Ltd, Expires 6/29/2028, Strike Price $11.50	87,846	6,149
Verde Clean Fuels, Inc., Expires 12/31/2027, Strike Price $11.50	327	41
Vision Sensing Acquisition Corp., Expires 10/21/2026, Strike Price $11.50	49,182	1,225
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50	29,980	1,424
Yotta Acquisition Corp., Expires 03/15/2027, Strike Price $11.50	47,369	944
Zapp Electric Vehicles Group L, Expires 03/03/2028, Strike Price $11.50	11,642	89
Zoomcar Holdings Inc, Expires 7/1/2028, Strike Price $11.50	71,433	5,000
ZyVersa Therapeutics Inc, Expires 12/20/2026, Strike Price $11.50	7,100	498

TOTAL WARRANTS		472,334
(Cost $1,917,037)

	Contracts	Fair Value
RIGHTS - 0.03%

A SPAC I Acquisition Corp., Expires 4/17/2024(i)	2	-
A SPAC II Acquisition Corp., Expires 12/31/2049	68,843	4,158
Agrinam Acquisition Corp., Expires 12/31/2049	19,798	792
AIB Acquisition Corp., Expires 12/31/2049	41,417	5,285
Arisz Acquisition Corp., Expires 11/16/2026	34,348	7,265
Aurora Technology Acquisition Corp., Expires 02/07/2028	63,578	5,722
Bellevue Life Sciences Acquisition Corp., Expires 5/14/2024	14,638	2,130
bleuacacia, Ltd., Expires 12/31/2049	201,609	11,855
Blue World Acquisition Corp., Expires 12/31/2049	46,604	8,039
Broad Capital Acquisition Corp., Expires 03/02/2072	53,360	9,605
ClimateRock, Expires 06/01/2027	23,557	2,874
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027	69,644	11,526
Deep Medicine Acquisition Corp., Expires 09/30/2028	15,116	3,779
Distoken Acquisition Corp., Expires 11/18/2024	5,841	643
Financial Strategies Acquisition Corp., Expires 03/31/2028	9,493	95
Fintech Ecosystem Development Corp., Expires 12/31/2028	54,704	6,458
Global Blockchain Acquisition Corp., Expires 12/31/2049	40,470	2,428
Globalink Investment, Inc., Expires 12/23/2071	4,837	460
Inception Growth Acquisition, Ltd., Expires 01/21/2072	7,394	1,108
Kairous Acquisition Corp. ltd, Expires 01/20/2072	13,555	1,377
Keyarch Acquisition Corp., Expires 07/25/2028	16,489	2,144
Mars Acquisition Corp., Expires 2/16/2024	10,247	1,708
Metal Sky Star Acquisition Corp., Expires 12/31/2049	40,420	5,523
Mountain Crest Acquisition Corp. V, Expires 12/31/2049	8,917	910
NorthView Acquisition Corp., Expires 12/31/2049	38,482	3,848
Redwoods Acquisition Corp., Expires 12/31/2049	32,327	3,616
RF Acquisition Corp., Expires 12/31/2049	19,704	1,771
Sagaliam Acquisition Corp., Expires 12/31/2049	84,310	6,006
Spring Valley Acquisition Corp. II, Expires 02/25/2026	27,147	3,800
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049	29,572	3,253
Yotta Acquisition Corp., Expires 12/31/2049	29,452	2,651

TOTAL RIGHTS		120,829
(Cost $199,556)

30

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Contracts	Fair Value
OPTIONS - 0.54%
Call Option Contracts - 0.54%

Alibaba Group Holding Ltd, Expires 03/15/24, Strike Pirce $75.00	5,963	$1,878,345

TOTAL OPTIONS		1,878,345
(Premiums paid $1,604,207)

	Shares	Fair Value
SHORT TERM INVESTMENTS - 0.82%

BNY Mellon U.S. Treasury Fund, 7 Day Yield 4.94%(g)	22,282	22,282
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield 5.19%	2,825,874	2,825,874

TOTAL SHORT TERM INVESTMENTS		2,848,154
(Cost $2,848,160)

Total Investments in securities - 96.89%		337,115,495
(Cost $334,475,478)
Other Assets in Excess of Liabilities - 3.11%		10,837,513

NET ASSETS - 100.00%		$347,953,008
Amounts above are shown as a percentage of net assets as of January 31, 2024.

SCHEDULE OF SECURITIES SOLD SHORT

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - (49.94%)
Sovereign - (49.94%)

U.S. Treasury Bond, 3.880%, 08/15/2033	(47,979,000)	(47,848,747)
United States Treasury, 4.500%, 11/15/2033	(8,258,000)	(8,647,513)
United States Treasury, 4.375%, 11/30/2028	(114,569,000)	(117,256,444)

TOTAL SOVEREIGN DEBT OBLIGATIONS		(173,752,704)
(Proceeds $168,944,934)

	Shares	Fair Value
COMMON STOCK - (7.71%)
Communications - (0.54%)

Airbnb Inc.(f)	(567)	(81,727)
Alphabet, Inc.(f)	(256)	(35,866)
Delivery Hero SE(a)(f)	(5,530)	(126,248)
DoorDash Inc.(f)	(2,486)	(259,041)
Meta Platforms, Inc.(f)	(562)	(219,259)

Annual Report | January 31, 2024	31

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
NetEase Inc.	(2,396)	$(233,945)
Netflix, Inc.(f)	(85)	(47,949)
Pinterest Inc.(f)	(2,480)	(92,926)
ROBLOX Corp.	(5,900)	(228,979)
Spotify Technology SA.(f)	(1,488)	(320,441)
Uber Technologies Inc.(f)	(1,375)	(89,746)
Upwork Inc.(f)	(19,049)	(261,162)
Zillow Group Inc.(f)	(8,516)	(484,049)
		(2,481,338)
Consumer Discretionary - (0.8%)

Alibaba Group Holding, Ltd.(f)	(37)	(2,670)
Amazon.com, Inc.(f)	(618)	(95,914)
Brembo SpA.(f)	(5,840)	(72,201)
Chegg Inc.	(14,927)	(147,031)
Cie Financiere Richemont SA	(776)	(116,002)
CTS Eventim AG & Co. KGaA	(378)	(25,511)
Ferrari N.V.(f)	(687)	(237,647)
JD.com Inc.(f)	(3,742)	(84,382)
MercadoLibre Inc.(f)	(639)	(1,093,846)
NIO Inc.(f)	(18,935)	(106,415)
Pinduoduo Inc.	(3,852)	(488,703)
Rivian Automotive, Inc.(f)	(911)	(13,947)
Sanlorenzo SpA/Ameglia	(8)	(382)
Tesla, Inc.(f)	(428)	(80,160)
Wayfair Inc.(f)	(3,110)	(156,277)
Zalando SE(a)(f)	(2,334)	(46,487)
		(2,767,575)
Consumer Staples - (0.12%)

Heineken Holding NV	(2,528)	(212,686)
Heineken NV	(1,749)	(176,349)
HelloFresh SE(f)	(2,395)	(31,757)
		(420,792)
Electric-Generation - (0.00%)(d)

Constellation Energy Corp.	(15)	(1,830)

Electric-Integrated - (0.08%)

AES Corp.	(1,507)	(25,137)
Ameren Corp.	(169)	(11,757)
American Electric Power Co., Inc.	(298)	(23,286)
DTE Energy Co.	(649)	(68,418)
Duke Energy Corp.	(608)	(58,265)
NextEra Energy, Inc.	(918)	(53,822)
Xcel Energy, Inc.	(429)	(25,683)
		(266,368)
Electricity Networks - (0.03%)

CenterPoint Energy, Inc.	(1,383)	(38,641)
Eversource Energy	(194)	(10,519)
PPL Corp.	(2,068)	(54,182)
		(103,342)

32

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
Energy - (2.38%)

Antero Midstream Corp.	(22,615)	$(276,808)
Archrock, Inc.	(2,988)	(48,824)
Chesapeake Energy Corp.	(817)	(62,999)
Civitas Resources, Inc.	(386)	(25,017)
ConocoPhillips	(489)	(54,704)
DT Midstream, Inc.	(8,833)	(474,244)
Enbridge, Inc.	(9,217)	(327,286)
Energy Transfer LP	(67,115)	(959,745)
EnLink Midstream LLC	(15,453)	(186,363)
Enterprise Products Partners LP	(43,801)	(1,172,115)
Enviva, Inc.(f)	(1,138)	(499)
EQT Corp.	(1,158)	(40,993)
Exxon Mobil Corp.	(841)	(86,463)
Genesis Energy LP	(1,072)	(12,360)
Kinder Morgan, Inc.	(9,040)	(152,957)
Marathon Oil Corp.	(1,727)	(39,462)
MPLX LP	(17,554)	(676,707)
Neste Oyj	(2,333)	(80,806)
Occidental Petroleum Corp.	(508)	(29,246)
Pembina Pipeline Corp.	(3,934)	(135,508)
Pioneer Natural Resources Co.	(583)	(133,991)
Plains All American Pipeline LP	(23,149)	(357,421)
Plains GP Holdings LP	(34,856)	(563,970)
TC Energy Corp.	(14,786)	(583,324)
Western Midstream Partners LP	(8,228)	(236,390)
Williams Cos., Inc.	(45,217)	(1,567,221)
		(8,285,423)
Financials - (0.14%)

BFF Bank SpA.(a)	(12,822)	(138,844)
Credicorp Ltd.(f)	(961)	(142,641)
Deutsche Boerse AG	(1,083)	(215,235)
Van Lanschot Kempen N.V.	(8)	(242)
		(496,962)
Health Care - (1.09%)

10X Genomics Inc.(f)	(3,367)	(140,303)
Alnylam Pharmaceuticals, Inc.(f)	(5,010)	(866,279)
Bayer AG	(2,132)	(66,794)
Denali Therapeutics Inc.(f)	(556)	(8,902)
DexCom Inc.	(908)	(110,186)
Exact Sciences Corp.(f)	(6,763)	(442,300)
Genmab A/S	(376)	(104,718)
Illumina, Inc.	(121)	(17,304)
Merck & Co Inc.	(2,789)	(336,855)
Moderna, Inc.(f)	(835)	(84,377)
Novocure Ltd.(f)	(8,253)	(114,882)
Novo Nordisk A/S	(6,106)	(700,602)
PACIRA BIOSCIENCES INC.	(4,237)	(138,084)

Annual Report | January 31, 2024	33

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
Progyny Inc.(f)	(4,555)	$(173,500)
Recursion Pharmaceuticals Inc.(f)	(16,329)	(153,656)
Shockwave Medical Inc.(f)	(591)	(133,714)
STAAR Surgical Co.	(7,346)	(205,761)
		(3,798,217)
Industrials - (0.30%)

Aalberts Industries NV.(f)	(5,551)	(221,841)
Aerovironment Inc.(f)	(312)	(37,640)
Arcadis NV.	(127)	(6,993)
Axon Enterprise, Inc.(f)	(1,884)	(469,229)
Bravida Holding AB(a)	(3,360)	(25,587)
Deere & Co.	(261)	(102,724)
Generac Holdings, Inc.	(109)	(12,390)
Hexpol AB.(f)	(4,048)	(46,522)
Interpump Group SpA	(1,239)	(61,647)
Prysmian SpA(f)	(1,992)	(88,241)
TKH Group NV	(1,725)	(69,758)
Trelleborg AB	(2,535)	(77,390)
Watsco Inc.	(110)	(43,008)
		(1,262,970)
Renewable Energy Generation - (0.02%)

Atlantica Sustainable Infrastructure PLC	(81)	(1,554)
NextEra Energy Partners LP	(1,951)	(58,237)
		(59,791)
Technology - (1.98%)

Advanced Micro Devices, Inc.(f)	(84)	(14,086)
Adyen NV(a)(f)	(75)	(94,928)
Analog Devices Inc.	(313)	(60,209)
Appian Corp.(f)	(264)	(8,614)
Apple, Inc.	(97)	(17,887)
Arista Networks Inc.(f)	(402)	(103,989)
ASML Holding NV	(970)	(836,733)
BE Semiconductor Industries NV	(1,112)	(168,002)
Blackline Inc.(f)	(815)	(47,824)
Cloudflare, Inc.(f)	(4,206)	(332,484)
CoStar Group Inc.(f)	(2,236)	(186,661)
Crowdstrike Holdings Inc.(f)	(473)	(138,353)
Datadog Inc.(f)	(1,033)	(128,547)
Descartes Systems Group, Inc.	(313)	(27,406)
Doximity Inc.(f)	(4,288)	(115,562)
Duolingo Inc.(f)	(1,314)	(235,061)
Fabrinet.(f)	(51)	(10,889)
HashiCorp Inc.	(5,297)	(115,792)
HubSpot, Inc.	(16)	(9,776)
Infineon Technologies AG	(3,491)	(126,650)
Infosys Ltd.	(8,959)	(177,926)
KLA CORP.	(151)	(89,700)
MarketAxess Holdings, Inc.	(1,305)	(294,291)

34

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

	Shares	Fair Value
MasterCard Inc.	(152)	$(68,283)
Melexis NV	(2,272)	(196,673)
Microsoft Corp.	(55)	(21,867)
MongoDB Inc.(f)	(83)	(33,243)
Monolithic Power Systems Inc.	(120)	(72,326)
NVIDIA Corp.	(244)	(150,126)
ON Semiconductor Corp.	(464)	(33,004)
Palo Alto Networks, Inc.	(43)	(14,556)
Pegasystems Inc.	(933)	(45,474)
QUALCOMM Inc.	(468)	(69,503)
Relx Plc	(9,362)	(386,690)
Salesforce Inc.(f)	(239)	(67,181)
ServiceNow, Inc.(f)	(9)	(6,889)
Shopify Inc.(f)	(5,268)	(421,492)
Snowflake Inc.	(1,913)	(374,259)
SPS Commerce Inc.(f)	(318)	(58,448)
Super Micro Computer, Inc.(f)	(1,124)	(595,282)
Taiwan Semiconductor Manufacturing Co., Ltd.	(4,546)	(513,516)
Varonis Systems Inc.	(1,416)	(63,551)
Visa Inc.	(236)	(64,490)
Workday, Inc.(f)	(985)	(286,704)
		(6,884,927)

TOTAL COMMON STOCK		(26,829,535)
(Proceeds $25,534,757)

	Shares	Fair Value
EXCHANGE TRADED FUNDS - (3.28%)

ProShares Bitcoin Strategy ETF(f)	(555,648)	(11,401,897)

TOTAL EXCHANGE TRADED FUNDS		(11,401,897)
(Proceeds $9,730,072)

	Contracts	Fair Value
OPTIONS - (0.09%)
Call Option Contracts - (0.09%)

Alibaba Group Holding Ltd, Expires 03/15/24, Strike Pirce $90.00	(5,963)	$(298,150)

TOTAL OPTIONS		(298,150)
(Premiums paid $-315,876)

	Shares	Fair Value
PREFERRED STOCK - (0.01%)
Materials - (0.01%)

Fuchs Petrolub SE(f)	(1,103)	(48,348)

TOTAL PREFERRED STOCK		(48,348)
(Proceeds $46,965)

Total Securities Sold Short - (61.02%)		(212,330,634)
(Proceeds $204,572,604)

Annual Report | January 31, 2024	35

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $16,530,075, which represented approximately 4.75% of net assets as of January 31, 2024. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(b)	Security is in default as of year-end and is therefore non-income producing.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Amount represents less than 0.005% of net assets.
(e)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of those securities was $11,205,879, which represents approximately 3.22% of net assets.
(f)	Non-income producing security.
(g)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund.
(h)	The security is a floating rate note which has an annual interest rate, reset monthly, that is calculated by taking the product of a leverage multiplier and (USISDA30 - USISDA02). At January 31, 2024, the current coupon rate for these notes is 0%.
(i)	On January 31, 2024 the value of these investments amounted to $0, representing 0.0% of the net assets of the Fund.

Investment Abbreviations:
ESTRON - Euro Short-Term Rate
LIBOR - London Interbank Offered Rate
OBFR - United States Overnight Bank Funding Rate
RBACOR - RBA Interbank Overnight Cash Rate
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Over Night Index Average

Reference Rates:
ESTRON - Euro Short-Term Rate as of January 31, 2024 was 3.89%
OBFR - United States Overnight Bank Funding Rate as of January 31, 2024 was 5.32%
RBACOR - RBA Interbank Overnight Cash Rate as of January 31, 2024 was 4.32%
SOFR - Secured Overnight Financing Rate as of January 31, 2024 was 5.32%
TSFR1M - CME Term SOFR 1 Month as of January 31, 2024 was 5.33%.
TSFR3M - CME Term SOFR 3 Month as of January 31, 2024 was 5.32%
SONIA- Sterling Overnight Index Average as of January 31, 2024 was 5.20%
PRIME - US Prime Rate as of January 31, 2024 was 8.5%

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

GSI - Goldman Sachs International

MSCS - Morgan Stanley Capital Services

BARC - Barclays Bank PLC

MSCO – Morgan Stanley & Company

SIMPLE AGREEMENT FOR FUTURE EQUITY (SAFE) CONTRACTS

	Cost	Fair Value
AEYE Health Inc.(a)(b)	$1,000,000	$1,062,330
Quantalx Neuroscience Ltd.(a)(b)	3,000,000	3,046,410
Real View Imaging Ltd.(a)(b)	2,000,000	2,320,560
	$6,000,000	$6,429,300

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.

36

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation
JPM	2/8/2024	USD	$25,810,504	AUD	$25,246,418	$564,086
JPM	2/8/2024	USD	374,668	CAD	372,556	2,112
JPM	2/8/2024	USD	3,558,117	EUR	3,513,140	44,977
JPM	2/8/2024	USD	1,656,861	GBP	1,647,560	9,301
JPM	2/8/2024	GBP	2,534,707	USD	2,533,809	898
JPM	2/8/2024	CAD	223,157	USD	222,595	562
						$621,936

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Depreciation
JPM	2/8/2024	USD	$31,419,239	GBP	$31,430,372	$(11,133)
JPM	2/8/2024	GBP	9,821,991	USD	9,877,551	(55,560)
						$(66,693)
						$555,243

FUTURES CONTRACTS

Description	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Position Contracts
S&P500 EMINI FUT Mar24	(175)	3/15/2024	42,151,233	(465,642)
NASDAQ 100 E-MINI Mar24	(40)	3/15/2024	13,158,203	(635,597)
				$(1,101,239)
				$(1,101,239)

TO-BE-ANNOUNCED (TBA) MORTGAGE-BACKED SECURITIES (MBS) FORWARD CONTRACTS

Counterparty	Description	Maturity Date	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCO	FNCL 6 3/24 TBA MSFTA	3/11/2024	105,628,000	$63,955
MSCO	FNCL 5.5 3/24 TBA MSFTA	3/11/2024	264,602,000	(233,889)
				$(169,934)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	R.R. Donnelley & Sons Company	(5.00)%	USD	12/20/2026	7,494,000	$(554,786)	$591,764	$36,978
Buy	R.R. Donnelley & Sons Company	(5.00)%	USD	6/20/2028	2,434,000	(180,466)	153,219	(27,247)
Buy	Transocean Inc.	(1.00)%	USD	6/20/2027	1,632,000	140,997	(135,500)	5,497
						$(594,255)	$609,483	$15,228

Annual Report | January 31, 2024	37

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

INDEX CREDIT DEFAULT SWAP CONTRACTS (CENTRALLY CLEARED)

Buy/Sell Protection(a)	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Markit CDX High Yield Index, Series 41	(5.00)%	USD	12/20/2028	631,450,710	$(38,775,003)	$13,011,302	$(25,763,701)
Buy	Markit iTraxx Europe Subordinated Financials Index, Series 39	(5.00)%	USD	6/20/2028	45,000,000	269,056	(2,626,045)	(2,356,989)
						$(38,505,947)	$10,385,257	$(28,120,690)

SINGLE NAME CREDIT DEFAULT SWAP CONTRACTS (OVER THE COUNTER)

Buy/Sell Protection(a)	Counterparty	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell	BARC	AT&T Inc.	1.00%	USD	6/20/2025	2,249,000	$17,536	$(11,224)	$6,312
Buy	GSI	AT&T Inc.	(1.00)%	USD	12/20/2024	7,090,000	$42,440	$(34,619)	$7,821
Sell	GSI	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	268,658	(268,823)	(165)
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	12/20/2027	10,000,000	268,658	(257,109)	11,549
Sell	MSCS	Bristol-Myers Squibb Company	1.00%	USD	6/20/2028	17,365,000	488,025	(510,546)	(22,521)
Sell	GSI	British American Tobacco p.l.c.	1.00%	GBP	12/20/2027	2,381,000	35,335	(10,976)	24,359
Buy	GSI	CommScope, Inc.	(5.00)%	USD	12/20/2028	1,650,000	727,207	(523,215)	203,992
Buy	JPM	CommScope, Inc.	5.00%	USD	6/20/2027	741,000	326,582	(311,220)	15,362
Sell	GSI	Danone	1.00%	EUR	12/20/2027	5,739,000	172,669	(107,323)	65,346
Sell	MSCS	Danone	1.00%	EUR	12/20/2027	1,264,000	38,031	(28,008)	10,023
Sell	JPM	Danone	1.00%	EUR	12/20/2027	5,795,000	174,355	(134,086)	40,269
Sell	GSI	International Business Machines Corporation	1.00%	USD	12/20/2027	20,642,000	529,930	(395,100)	134,830
Sell	GSI	International Business Machines Corporation	1.00%	USD	6/20/2027	1,000	24	(19)	5
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2027	10,000,000	256,724	(202,764)	53,960
Sell	BARC	International Business Machines Corporation	1.00%	USD	12/20/2028	3,675,000	103,840	(81,859)	21,981
Sell	BARC	NextEra Energy Capital Holdings, Inc.	1.00%	USD	6/20/2028	4,306,000	56,274	(22,659)	33,615
Sell	GSI	Pfizer Inc.	1.00%	USD	12/20/2027	9,152,000	250,548	(228,364)	22,184
Sell	MSCS	Pfizer Inc.	1.00%	USD	12/20/2027	7,325,000	200,531	(178,314)	22,217
Sell	GSI	Pfizer, Inc.	1.00%	USD	12/20/2028	15,802,000	478,934	(438,142)	40,792
Buy	BARC	R.R. Donnelley & Sons Company	(5.00)%	USD	12/20/2027	1,628,000	(122,342)	222,929	100,587
Sell	GSI	Target Corporation	1.00%	USD	12/20/2027	7,957,000	215,296	(154,905)	60,391
Sell	GSI	The Procter & Gamble Company	1.00%	USD	12/20/2027	10,061,000	290,569	(254,747)	35,822
Sell	MSCS	The Sherwin-Williams Company	1.00%	USD	12/20/2027	1,912,000	41,620	(4,103)	37,517
Sell	MSCS	The Southern Company	1.00%	USD	6/20/2026	847,000	15,139	(14,141)	998
Buy	GSI	Transocean Inc.	(1.00)%	USD	6/20/2027	1,487,000	128,470	(122,678)	5,792
Buy	BARC	Transocean Inc.	(1.00)%	USD	6/20/2027	453,000	39,137	(47,565)	(8,428)
Buy	BARC	Unisys Corporation	(5.00)%	USD	6/20/2028	286,000	2,165	(38,292)	(36,127)
Sell	MSCS	UnitedHealth Group Incorporated	1.00%	USD	12/20/2027	15,248,000	396,668	(335,362)	61,306
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	6/20/2028	3,181,000	49,562	(2,900)	46,662
Sell	MSCS	Verizon Communications Inc.	1.00%	USD	12/20/2027	7,000,000	109,888	4,885	114,773
							$5,602,473	$(4,491,249)	$1,111,224

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are presented in the currency indicated in the table.

38

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	4imprint Group PLC	GBP	(476,576)	10/31/2024	SONIA	(40) bps	$(473,117)	$3,459
JPM	Aberdeen Diversified Income and Growth Trust	GBP	96,638	10/31/2024	SONIA	40 bps	97,244	606
JPM	Aberdeen New India Investment Trust PLC	GBP	714,480	10/31/2024	SONIA	40 bps	718,822	4,342
JPM	Abrdn UK Smaller Cos Growth Trust PLC	GBP	1,769,478	10/31/2024	SONIA	40 bps	1,765,428	(4,050)
JPM	Alpha Financial Markets Consulting PLC	GBP	(4,927)	10/31/2024	SONIA	(40) bps	(5,134)	(207)
JPM	Alten SA	EUR	(47,135)	10/31/2024	ESTRON	(40) bps	(47,398)	(263)
JPM	Auction Technology Group PLC	GBP	(2,106)	10/31/2024	SONIA	(40) bps	(2,514)	(408)
JPM	Baillie Gifford European Growth Trust PLC	GBP	474,872	10/31/2024	SONIA	40 bps	480,574	5,702
JPM	Baillie Gifford UK Growth Trust PLC	GBP	4,286,103	10/31/2024	SONIA	40 bps	4,312,048	25,945
JPM	Baillie Gifford US Growth Trust PLC	GBP	8,601,963	10/31/2024	SONIA	40 bps	8,630,765	28,802
JPM	Baker Steel Resources Trust, Ltd.	GBP	193,833	10/31/2024	SONIA	40 bps	193,833	-
JPM	Balfour Beatty PLC	GBP	(68,409)	10/31/2024	SONIA	(40) bps	(66,957)	1,452
JPM	Barings Emerging EMEA Opportunities PLC	GBP	253,064	10/31/2024	SONIA	40 bps	253,064	-
JPM	Bellway PLC	GBP	(5,638)	10/31/2024	SONIA	(40) bps	(5,806)	(168)
JPM	Big Technologies PLC	GBP	(950)	10/31/2024	SONIA	(40) bps	(946)	4
JPM	BioMerieux	EUR	(183,112)	10/31/2024	ESTRON	(40) bps	(180,584)	2,528
JPM	BlackRock Smaller Companies Trust PLC	GBP	2,145,888	10/31/2024	SONIA	40 bps	2,139,483	(6,405)
JPM	Bloomsbury Publishing PLC	GBP	(36)	10/31/2024	SONIA	(40) bps	(36)	-
JPM	Brown Advisory US Smaller Companies PLC	GBP	193,190	10/31/2024	SONIA	40 bps	196,300	3,110
JPM	Bytes Technology Group PLC	GBP	(94,101)	10/31/2024	SONIA	(40) bps	(94,896)	(795)
JPM	Card Factory PLC	GBP	(643)	10/31/2024	SONIA	(40) bps	(636)	7
JPM	Central Asia Metals PLC	GBP	(2,421)	10/31/2024	SONIA	(40) bps	(2,410)	11
JPM	Chemring Group PLC	GBP	(237,833)	10/31/2024	SONIA	(40) bps	(237,159)	674
JPM	Clarkson PLC	GBP	(28,936)	10/31/2024	SONIA	(40) bps	(29,018)	(82)
JPM	Computacenter PLC	GBP	(81,188)	10/31/2024	SONIA	(40) bps	(82,842)	(1,654)
JPM	Conduit Holdings, Ltd.	GBP	(14,435)	10/31/2024	SONIA	(40) bps	(14,285)	150
JPM	CQS Natural Resources Growth and Income PLC	GBP	365,893	10/31/2024	SONIA	40 bps	362,452	(3,441)
JPM	Crest Nicholson Holdings PLC	GBP	(50,813)	10/31/2024	SONIA	(40) bps	(51,105)	(292)
JPM	CVS Group PLC	GBP	(48,520)	10/31/2024	SONIA	(40) bps	(49,309)	(789)
JPM	Dassault Systemes SE	EUR	(241,252)	10/31/2024	ESTRON	(40) bps	(242,913)	(1,661)
JPM	Diploma PLC	GBP	(393,718)	10/31/2024	SONIA	(40) bps	(390,127)	3,591
JPM	DiscoverIE Group PLC	GBP	(5,104)	10/31/2024	SONIA	(40) bps	(5,117)	(13)
JPM	Dunelm Group PLC	GBP	(269,005)	10/31/2024	SONIA	(40) bps	(266,081)	2,924

Annual Report | January 31, 2024	39

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	Edenred	EUR	(169,263)	10/31/2024	ESTRON	(40) bps	$(166,440)	$2,823
JPM	Edinburgh Worldwide Investment Trust PLC	GBP	15,991,454	10/31/2024	SONIA	40 bps	15,717,194	(274,260)
JPM	Elis SA	EUR	(80,356)	10/31/2024	ESTRON	(40) bps	(81,232)	(876)
JPM	Esker SA	EUR	(5,025)	10/31/2024	ESTRON	(40) bps	(5,058)	(33)
JPM	European Smaller Companies	GBP	4,849,365	10/31/2024	SONIA	40 bps	4,864,615	15,250
JPM	Experian PLC	GBP	(117,059)	10/31/2024	SONIA	(40) bps	(118,460)	(1,401)
JPM	Fidelity Emerging Markets, Ltd.	GBP	8,732,902	10/31/2024	SONIA	40 bps	8,718,725	(14,177)
JPM	Future PLC	GBP	(45,473)	10/31/2024	SONIA	(40) bps	(44,907)	566
JPM	Games Workshop Group PLC	GBP	(117,994)	10/31/2024	SONIA	(40) bps	(116,990)	1,004
JPM	Gamma Communications PLC	GBP	(3,439)	10/31/2024	SONIA	(40) bps	(3,571)	(132)
JPM	Genus PLC	GBP	(203,844)	10/31/2024	SONIA	(40) bps	(204,201)	(357)
JPM	Grafton Group PLC	GBP	(142,636)	10/31/2024	SONIA	(75) bps	(141,964)	672
JPM	Grifols SA	EUR	(128,924)	10/31/2024	ESTRON	(40) bps	(131,213)	(2,289)
JPM	Henderson EuroTrust PLC	GBP	1,309,338	10/31/2024	SONIA	40 bps	1,325,646	16,308
JPM	Henderson Opportunities Trust PLC	GBP	210,266	10/31/2024	SONIA	40 bps	209,635	(631)
JPM	Henderson Smaller Companies Inv Trust PLC	GBP	225,165	10/31/2024	SONIA	40 bps	224,593	(572)
JPM	Herald Investment Trust PLC	GBP	4,985,992	10/31/2024	SONIA	40 bps	5,036,921	50,929
JPM	Hipgnosis Songs Fund Ltd	GBP	1,027,922	10/31/2024	SONIA	40 bps	1,008,914	(19,008)
JPM	Hollywood Bowl Group PLC	GBP	(296)	10/31/2024	SONIA	(40) bps	(303)	(7)
JPM	Hunting PLC	GBP	(15,121)	10/31/2024	SONIA	(40) bps	(15,645)	(524)
JPM	IMI PLC	GBP	(113,585)	10/31/2024	SONIA	(40) bps	(115,226)	(1,641)
JPM	Impax Asset Management Group PLC	GBP	(4,771)	10/31/2024	SONIA	(40) bps	(4,869)	(98)
JPM	Inchcape PLC	GBP	(95,813)	10/31/2024	SONIA	(40) bps	(95,395)	418
JPM	Intermediate Capital Group PLC	GBP	(260,324)	10/31/2024	SONIA	(40) bps	(265,225)	(4,901)
JPM	Invesco Select Trust PLC	GBP	31,651	10/31/2024	SONIA	40 bps	32,791	1,140
JPM	IPSOS	EUR	(67,399)	10/31/2024	ESTRON	(40) bps	(67,733)	(334)
JPM	JPMorgan European Discovery Trust PLC	GBP	36,030,893	10/31/2024	SONIA	40 bps	36,288,257	257,364
JPM	JPMorgan Mid Cap Investment Trust PLC	GBP	2,734,653	10/31/2024	SONIA	40 bps	2,758,126	23,473
JPM	JPMorgan UK Smaller Companies Inv Trust PLC	GBP	229,380	10/31/2024	SONIA	40 bps	230,973	1,593
JPM	Kainos Group PLC	GBP	(15,651)	10/31/2024	SONIA	(40) bps	(16,455)	(804)
JPM	Kering SA	EUR	(152,637)	10/31/2024	ESTRON	(40) bps	(152,003)	634
JPM	Keystone Positive Change Investment Trust PLC	GBP	2,770,555	10/31/2024	SONIA	40 bps	2,738,927	(31,628)
JPM	Man Group PLC	GBP	(149,354)	10/31/2024	SONIA	(40) bps	(154,367)	(5,013)
JPM	Mercantile Investment Trust PLC	GBP	7,562,014	10/31/2024	SONIA	40 bps	7,615,393	53,379
JPM	MFF Capital Investments, Ltd.	AUD	783,031	10/31/2024	RBACOR	45 bps	799,793	16,762
JPM	Middlefield Canadian Income PC	GBP	1,637	10/31/2024	SONIA	40 bps	1,650	13
JPM	Morgan Advanced Materials PLC	GBP	(1,148)	10/31/2024	SONIA	(40) bps	(1,133)	15
JPM	Morgan Sindall Group PLC	GBP	(15,278)	10/31/2024	SONIA	(40) bps	(15,414)	(136)
JPM	NB Global Corporate Income Trust	AUD	418,233	10/31/2024	RBACOR	45 bps	421,021	2,788
JPM	Next Fifteen Communications	GBP	(252)	10/31/2024	SONIA	(40) bps	(255)	(3)
JPM	Ocado Group PLC	GBP	(191,324)	10/31/2024	SONIA	(40) bps	(184,897)	6,427
JPM	Oxford Instruments PLC	GBP	(333,312)	10/31/2024	SONIA	(40) bps	(336,342)	(3,030)

40

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments
January 31, 2024

TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Reference Obligations	Currency	Notional Amount(b)	Termination Date	Financing Rate Index	Financing Rate Spread Paid/(Received) by Fund	Value	Unrealized Appreciation/ (Depreciation)
JPM	Oxford Nanopore Technologies PLC	GBP	(121,663)	10/31/2024	SONIA	(40) bps	$(137,342)	$(15,679)
JPM	Pagegroup PLC	GBP	(414)	10/31/2024	SONIA	(40) bps	(413)	1
JPM	Pengana International Equities, Ltd.	AUD	208,559	10/31/2024	RBACOR	45 bps	212,351	3,792
JPM	Polar Capital Technology Trust PLC	GBP	5,301,797	10/31/2024	SONIA	40 bps	5,272,343	(29,454)
JPM	Polestar Automotive Holding UK PLC	USD	(1,512,490)	10/31/2024	OBFR	(700) bps	(1,610,070)	(97,580)
JPM	QinetiQ Group PLC	GBP	(243,307)	10/31/2024	SONIA	(40) bps	(241,286)	2,021
JPM	Reach PLC	GBP	(64)	10/31/2024	SONIA	(40) bps	(63)	1
JPM	Redrow PLC	GBP	(5,199)	10/31/2024	SONIA	(40) bps	(5,207)	(8)
JPM	River & Mercantile UK Micro Cap Inv Co Ltd	GBP	944,455	10/31/2024	SONIA	40 bps	931,090	(13,365)
JPM	Samsung Electronics Co., Ltd.	USD	(84,942)	10/31/2024	OBFR	(40) bps	(83,448)	1,494
JPM	Schiehallion Fund, Ltd.	USD	66,411	10/31/2024	OBFR	40 bps	65,950	(461)
JPM	Schroder UK Mid Cap Fund PLC	GBP	299,907	10/31/2024	SONIA	40 bps	302,049	2,142
JPM	Schroders Capital Global	GBP	11,951	10/31/2024	SONIA	40 bps	11,457	(494)
JPM	Scottish Mortgage Investment Trust PLC	GBP	4,829,233	10/31/2024	SONIA	40 bps	4,790,847	(38,386)
JPM	SEB SA	EUR	(3,692)	10/31/2024	ESTRON	(40) bps	(3,802)	(110)
JPM	Senior PLC	GBP	(1,494)	10/31/2024	SONIA	(40) bps	(1,492)	2
JPM	Soitec	EUR	(98,515)	10/31/2024	ESTRON	(40) bps	(98,770)	(255)
JPM	Spie SA	EUR	(75,788)	10/31/2024	ESTRON	(40) bps	(76,839)	(1,051)
JPM	SSP Group PLC	GBP	(134)	10/31/2024	SONIA	(40) bps	(135)	(1)
JPM	Telecom Plus PLC	GBP	(44,929)	10/31/2024	SONIA	(40) bps	(45,366)	(437)
JPM	Templeton EM Investment Trust PLC	GBP	2,648,021	10/31/2024	SONIA	40 bps	2,629,958	(18,063)
JPM	Verallia SA	EUR	(59,164)	10/31/2024	ESTRON	(40) bps	(58,345)	819
JPM	Vesuvius PLC	GBP	(26,916)	10/31/2024	SONIA	(40) bps	(26,871)	45
JPM	VGI Partners Global Investments, Ltd.	AUD	538,842	10/31/2024	RBACOR	45 bps	538,842	-
JPM	WAM Global, Ltd.	AUD	344,230	10/31/2024	RBACOR	45 bps	351,185	6,955
JPM	Watches of Switzerland Group PLC	GBP	(84,780)	10/31/2024	SONIA	(40) bps	(84,329)	451
JPM	WH Smith PLC	GBP	(7,932)	10/31/2024	SONIA	(40) bps	(7,965)	(33)
JPM	Wise PLC	GBP	(23,438)	10/31/2024	SONIA	(40) bps	(23,152)	286
JPM	Workspace Group PLC	GBP	(125)	10/31/2024	SONIA	(40) bps	(126)	(1)
							$115,056,550	$(44,587)

All Reference Obligations shown above for Total Return Swap Contracts are closed end funds and common stock.

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation
(b)	Notional amounts are presented in USD equivalent.

Annual Report | January 31, 2024	41

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements
January 31, 2024

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the above fair value hierarchy levels as of January 31, 2024. Refer to the portfolio of investments for additional details.

Investments in Securities at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$43,358,124	$-	$43,358,124
Senior Loans***	-	65,222,904	-	65,222,904
Sovereign Debt Obligations**	-	9,106,798	-	9,106,798
Mortgage-Backed Securities	-	3,841,156	-	3,841,156
Common Stock***	12,744,724	3,734,527	-	16,479,251
Closed End Funds	97,680,460	-	-	97,680,460
Investment Trust	29,574,911	-	-	29,574,911
Preferred Stock	-	4,080	3,067,747	3,071,827
Participation Agreement	-	-	959,668	959,668
Private Fund*	-	-	-	39,566,180
Unit Trust	16,448,492	-	-	16,448,492
Special Purpose Acquisition Companies***	5,600,013	-	886,049	6,486,062
Warrants***	428,639	43,292	403	472,334
Rights***	120,829	-	-	120,829
Options	1,878,345	-	-	1,878,345
Short Term Investments	2,848,154	-	-	2,848,154
Total	$167,324,567	$125,310,881	$4,913,867	$337,115,495

Securities sold short, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligations**	$173,752,704	$-	$-	$173,752,704
Common Stock	26,829,535	-	-	26,829,535
Exchange Traded Funds	11,401,897	-	-	11,401,897
Preferred Stock	48,348	-	-	48,348
Options	298,150	-	-	298,150
Total	$212,330,634	$-	$-	$212,330,634

Derivative contracts, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Simple Agreement for Future Equity Contracts	$-	$-	$6,429,300	$6,429,300
Forward Foreign Currency Contracts	-	621,936	-	621,936
TBA MBS forward contracts	-	63,955	-	63,955
Centrally Cleared Credit Default Swaps	-	410,053	-	410,053
Over the Counter Credit Default Swaps	-	5,724,815	-	5,724,815
Total Return Swaps	-	552,874	-	552,874
Total Assets	$-	$7,373,633	$6,429,300	$13,802,933

Liabilities
Forward foreign currency contracts	$-	$66,693	$-	$66,693
Futures Contracts	1,101,239	-	-	1,101,239
TBA MBS forward contracts	-	233,889	-	233,889
Centrally Cleared Credit Default Swaps	-	39,510,255	-	39,510,255
Over the Counter Credit Default Swaps	-	122,342	-	122,342
Total Return Swaps	-	597,461	-	597,461
Total Assets	$1,101,239	$40,530,640	$-	$41,631,879

*	In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.
**	Investments classified in Level 1 include sovereign debt obligations issued by G10 countries. All other sovereign debt obligations are classified as Level 2.
***	The Fund held Level 3 investments that are priced at $0.